Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings and constructions	5-85
Operating machinery and equipment	2-30
Transfer devices	3-30
Transportation equipment and vehicles	2-25
Tools, furniture, fixtures and other	2-15

Schedule of Accumulated Other Comprehensive Loss Components

Accumulated other comprehensive loss is comprised of the following components:

	December 31, 2014	December 31, 2013	December 31, 2012
Cumulative currency translation adjustment	971,794	(68,784)	(337,701)
Unrealized losses on available-for-sale securities	(16)	(1,309)	(3,480)
Pension adjustments, net of related income taxes of $8,228 in 2014, $6,718 in 2013 and $7,918 in 2012	603	22,492	14,248

Total accumulated other comprehensive income (loss)	972,381	(47,601)	(326,933)

Schedule of Exchange Rates for Functional and Operating Currencies at Various Subsidiaries

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the reporting currency:

	At April 28,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2015	2014	2013	2012	2014	2013	2012
Russian ruble	50.25	56.26	32.73	30.37	38.42	31.85	31.09
Euro	0.92	0.82	0.73	0.76	0.75	0.75	0.78
Romanian lei	4.06	3.69	3.26	3.36	3.35	3.33	3.47
Kazakh tenge	185.80	182.35	153.61	150.74	179.12	152.14	149.11
Bulgarian lev	1.81	1.61	1.42	1.48	1.47	1.47	1.52
Turkish lira	2.70	2.32	2.14	1.79	2.19	1.90	1.80
Ukrainian hryvnia	22.53	15.77	7.99	7.99	11.91	7.99	7.99

(*) Exchange rates shown in local currency units for one U.S. dollar